Interim Condensed Consolidated Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Issued and additional paid in capital [member]	Transaction with non-controlling interest [member]	Foreign currency translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 32,713		$ (537)	$ (30,020)	$ 2,156		$ 2,156
IfrsStatementLineItems [Line Items]
Net loss				(20,914)	(20,914)	(75)	(20,989)
Other comprehensive loss			46		46	17	63
Total comprehensive loss			46	(20,914)	(20,868)	(58)	(20,926)
Share-based compensation	3,269				3,269		3,269
Conversion of convertible notes into ordinary shares	5,955				5,955		5,955
Issuance of ordinary shares -SEPA facility fee	4,896				4,896		4,896
Recapitalization due to issuance of ordinary shares following the SPAC transaction, net	11,460				11,460		11,460
Exercise of options into ordinary shares	10				10		10
Issuance of ordinary shares and warrants B, net	1,837				1,837		1,837
Conversion of warrants A into ordinary shares	1,008				1,008		1,008
Exercise of warrants B into ordinary shares, net	888				888		888
Issuance of warrants B after reset	865				865		865
Non-controlling interests arising from initially consolidated companies						20,826	20,826
Ending balance, value at Dec. 31, 2023	62,901		(491)	(50,934)	11,476	20,768	32,244
IfrsStatementLineItems [Line Items]
Net loss				(31,092)	(31,092)	(4,309)	(35,401)
Other comprehensive loss			(1,306)		(1,306)	41	(1,265)
Total comprehensive loss			(1,306)	(31,092)	(32,398)	(4,268)	(36,666)
Share-based compensation	3,657				3,657		3,657
Conversion of convertible notes into ordinary shares	7,529				7,529		7,529
Issuance of ordinary shares -SEPA facility fee	1,684				1,684		1,684
Conversion of bridge loan into ordinary shares and warrants	128				128		128
Conversion of convertible notes into ordinary shares	527				527		527
Issuance of investment units	2,699				2,699		2,699
Exercise of warrants and options into ordinary shares, net	10,590				10,590		10,590
Transaction with non-controlling interests	261	258			519	(519)
Ending balance, value at Dec. 31, 2024	89,976	258	(1,797)	(82,026)	6,411	15,981	22,392
IfrsStatementLineItems [Line Items]
Net loss				(169,178)	(169,178)	(5,412)	(174,590)
Other comprehensive loss			(3,030)		(3,030)	(100)	(3,130)
Total comprehensive loss			(3,030)	(169,178)	(172,208)	(5,512)	(177,720)
Share-based compensation	114,205				114,205		114,205
Conversion of convertible notes into ordinary shares	43,146				43,146		43,146
Conversion of short term loan into ordinary shares	4,134				4,134		4,134
Equity issuance to investors	10,529				10,529		10,529
Issuance of ordinary shares -SEPA facility fee	2,639				2,639		2,639
Ending balance, value at Dec. 31, 2025	264,629	258	(4,827)	(251,204)	8,856	10,469	19,325
IfrsStatementLineItems [Line Items]
Net loss				(44,348)	(44,348)	(1,102)	(45,450)
Other comprehensive loss			(3,156)		(3,156)	(10)	(3,166)
Total comprehensive loss			(3,156)	(44,348)	(47,504)	(1,112)	(48,616)
Share-based compensation	9,022				9,022		9,022
Equity issuance to investors	465				465		465
Issuance of ordinary shares -SEPA facility fee	911				911		911
Conversion of convertible notes into ordinary shares	11,080				11,080		11,080
Issuance of Ordinary shares due to SEPA withdrawals	62,167				62,167		62,167
Ending balance, value at Jun. 30, 2026	$ 348,274	$ 258	$ (7,983)	$ (295,552)	$ 44,997	$ 9,357	$ 54,354